Segment Reporting - Reconciliation of Total Segment Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total assets	$ 4,805,965	$ 4,854,004
Unallocated:
Cash and cash equivalents	144,206	206,762	$ 226,328	$ 160,221
Advances to affiliates	6,940	4,924
LNG Segment [Member]
Segment Reporting Information [Line Items]
Total assets	4,411,512	4,395,336
LPG Segment [Member]
Segment Reporting Information [Line Items]
Total assets	243,307	246,982
Cash and Cash Equivalents [Member]
Unallocated:
Cash and cash equivalents	144,206	206,762
Affiliated Entity [Member]
Unallocated:
Advances to affiliates	$ 6,940	$ 4,924